Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss)		$ (1,308,174)	$ (2,919,775)	$ (15,223,028)	$ (28,100,245)
Stock Based compensation			105,000	3,244,564	9,387,965
Fair value of warrants issued for loan extension				937,209
Depreciation & Amortization		23,186	25,378	95,805	187,917
Amortization of debt discount				1,104,477	1,604,030
Amortization of intangible asset		18,221	18,221	425,000
Gain on sale of asset				(3,702)
Gain on extinguishment of debt	$ (669,200)				(34,499)
Bad debt expense			2,266		7,513
Gain on Settlement					(669,200)
Intangible asset impairment				1,450,000	300,000
Impairment of note receivable			1,000,000	1,000,000	10,000,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Due from third party
Prepaid expenses and deposits		(95,407)	(316,065)	(196,812)	(447,721)
Right of Entry asset		40,059	37,401	153,334	102,252
Accounts receivable		(213,194)	344,368	47,789	(401,398)
Inventory		175,526	(168,868)	(137,138)	(78,342)
Accounts payable		(110,072)	(754,688)	684,260	554,093
Accrued liabilities		55,534	(38,864)	152,536	81,471
Lease liability		(36,885)	(29,025)	(130,234)	(86,481)
Legal fees					25,000
Net cash (used in) operating activities		(1,469,427)	(2,712,872)	(6,395,942)	(7,567,645)
Cash flows from investing activities:
Cas paid for purchase of fixed assets		(26,079)	(4,285)	(14,991)	(88,297)
Cash paid for Intellectual property					(150,000)
Cash loaned to affiliate					(2,908,300)
Cash paid for third party loan			(1,000,000)	(1,000,000)	(10,000,000)
Cash paid for research agreement				(1,500,000)
Proceeds from sale of asset			43,000	43,000
Net cash provided by financing activities		(26,079)	(961,285)	(2,471,991)	(13,146,597)
Cash flows from financing activities:
Proceeds from public offering		3,450,675			28,318,314
Cash paid for treasury stock			(2,133,167)
Proceeds from convertible debt				1,880,000	2,967,500
Repayment of convertible debt					(3,150,000)
Capital contribution					70,818
Purchase of Treasury Stock				(2,880,045)
Loans to affiliates		(313,750)		(9,073)
Borrowings on debt		199,097	241,272	241,272
Principal payment on debt		(34,325)	(42,948)	(187,711)
Net cash (used in) investing activities		3,301,697	(1,934,843)	(955,557)	28,206,632
Net (decrease) in cash and cash equivalents		1,806,191	(5,609,000)	(9,823,490)	7,492,390
Cash and cash equivalents at the beginning of the period	$ 4,262,168	1,931,068	11,754,558	11,754,558	4,262,168
Cash and cash equivalents at the end of the period		3,737,259	6,145,558	1,931,068	11,754,558
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes
Non-cash items:
Common stock issued in connection with promissory notes				277,500	560,496
Fair value of warrants issued and beneficial conversion feature in connection with convertible promissory notes				706,977	1,446,530
Cancellation of shares issued to management				57
Treasury shares cancelled				2,880,045
Cashless exercise of options					222
Initial ROU asset and lease liability					870,406
Fair value of shares issued for capitalized intellectual property					$ 525,000